10-K Income Taxes - Summary of income tax expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal					$ 27,293	$ 4,270	$ 32,682
State					13,230	6,331	12,996
Current income tax expense					40,523	10,601	45,678
Deferred:
Federal					1,715	26,793	2,972
State					363	6,065	(1,219)
Deferred income tax expense			$ (5,355)	$ (975)	2,078	32,858	1,753
Total income tax expense	$ 20,019	$ 11,580	$ 8,107	$ (217)	$ 42,601	$ 43,459	$ 47,431